Share Capital (Disclosure of Capital Stock) (Details) - CAD ($) $ in Millions	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Disclosure of classes of share capital [line items]
Number of shares outstanding	525,004,897	528,761,835
Issued capital	$ 4,602	$ 4,605
Class A Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	22,372,064	22,372,064	22,420,064
Issued capital	$ 2	$ 2	$ 2
Class B Non-Voting Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	490,632,833	494,389,771	484,194,344
Issued capital	$ 4,307	$ 4,310	$ 4,054
Series A Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	10,012,393	10,012,393
Issued capital	$ 245	$ 245
Series B Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	1,987,607	1,987,607
Issued capital	$ 48	$ 48